Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Plant and machinery	$ 1,779,143	$ 1,770,626
Automobiles	139,668	139,380
Office and computer equipment	30,566	37,005
Total property and equipment	1,949,377	1,947,011
Less: Accumulated depreciation	(1,095,873)	(685,518)
Property and equipment, net	$ 853,504	$ 1,261,493